September 17, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:                           Amendment No. 1 to Schedule 14A to approve revisions to the fundamental investment limitations for the Touchstone Small Cap Value Fund, a series of the Touchstone Funds Group Trust (the “Fund”)

Ladies and Gentlemen:

On behalf of the Fund, we are filing an Amendment to the Definitive Proxy Statement on Schedule 14A, filed via EDGAR on September 6, 2013, for the sole matter of adding the item “Proposal 1.i. eliminating the policy regarding investments in oil, gas, or other mineral exploration” to the notice and proxy card.  The Amendment makes no other changes to the Proxy Statement.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC